Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 3,139,296	$ 3,227,432	$ 3,470,435
Cost of sales	2,691,780	2,765,104	2,890,835
Selling, general and administrative	307,716	321,076	372,209
Depreciation	51,533	51,172	52,695
Amortization	9,394	9,844	10,294
Equity in losses (earnings) of investees	6,314	2,925	(16,885)
Relocation costs	5,852	0	12,076
Reserve for grower receivables	(32,967)	(2,148)	(1,902)
Gain on deconsolidation of European smoothie business	0	(32,497)	0
Operating income	33,740	107,660	147,309
Interest income	4,204	5,532	6,045
Interest expense	(51,586)	(57,058)	(62,058)
Other income (expense), net	(11,722)	2,889	(488)
Income (loss) from continuing operations before income taxes	(25,364)	59,023	90,808
Income tax benefit	82,200	1,600	400
Income from continuing operations	56,836	60,623	91,208
Loss from discontinued operations, net of income taxes	0	(3,268)	(717)
Net income	$ 56,836	$ 57,355	$ 90,491
Continuing operations	$ 1.25	$ 1.34	$ 2.05
Discontinued operations	$ 0.00	$ (0.07)	$ (0.02)
Earnings (loss) per common share - basic	$ 1.25	$ 1.27	$ 2.03
Continuing operations	$ 1.23	$ 1.32	$ 2.02
Discontinued operations	$ 0.00	$ (0.07)	$ (0.02)
Earnings (loss) per common share - diluted	$ 1.23	$ 1.25	$ 2.00